Discontinued operations - Disposal of subsidiaries (Details) - USD ($)						12 Months Ended
	Oct. 15, 2024	Sep. 07, 2023	Apr. 15, 2023	Feb. 22, 2023	Jan. 06, 2023	Dec. 31, 2025
Swvl Global FZE [Member]
Disclosure of analysis of single amount of discontinued operations [line items]
Gain / (loss) on disposal of subsidiaries	$ 1,126,100					$ (1,126,100)
Swvl Pakistan (Private) Ltd. [Member]
Disclosure of analysis of single amount of discontinued operations [line items]
Gain / (loss) on disposal of subsidiaries			$ (1,662,132)
Volt Lines B.V [Member]
Disclosure of analysis of single amount of discontinued operations [line items]
Gain / (loss) on disposal of subsidiaries					$ 2,391,487
Shotl [Member]
Disclosure of analysis of single amount of discontinued operations [line items]
Gain / (loss) on disposal of subsidiaries				$ 242,257
Urbvan Group [Member]
Disclosure of analysis of single amount of discontinued operations [line items]
Gain / (loss) on disposal of subsidiaries		$ (9,256,862)